NON-CURRENT ASSETS (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2021
Non-current Assets
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	March 31, 2022	September 30, 2021

Oil and natural gas properties, at cost	$6,812,931	$6,723,778
Less: accumulated depreciation	(173,698)	(84,803)
Property, net	$6,639,233	$6,638,975

Property and equipment consisted of the following:

	June 30, 2022	September 30, 2021

Oil and natural gas properties, at cost	$6,886,783	$6,723,778
Vehicle, at cost	63,918	-
Less: accumulated depletion and depreciation	(246,791)	(84,803)
Property and equipment, net	$6,703,910	$6,638,975

Property and equipment as of September 30, 2021 and 2020 consisted of the following:

	2021	2020

Oil and natural gas properties	$6,723,778	$3,336,906
Corporate assets	-	42,436
Property and equipment, at cost	6,723,778	3,379,342
Less: accumulated depreciation and depletion	(84,803)	(130,792)
Property and equipment, net	$6,638,975	$3,248,550

SCHEDULE OF RECOVERABLE AMOUNT

The recoverable amount of the disposal group as of September 30, 2020 is as follows.

Assets held for sale
Oil and gas properties	$2,714,341

Liabilities held for sale
Decommissioning liabilities	$1,591,097